UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/16 (Unaudited)

COMMON STOCKS (37.4%)(a)
			Shares	Value

Basic materials (1.2%)

Asahi Kasei Corp. (Japan)			9,000	$75,979

Ashland, Inc.			686	80,317

BASF SE (Germany)			3,291	267,612

Bemis Co., Inc.			1,942	102,149

BHP Billiton, Ltd. (Australia)			4,873	73,078

Boliden AB (Sweden)			3,795	80,372

CIMIC Group, Ltd. (Australia)			510	11,357

Covestro AG (Germany)			908	47,279

Daicel Corp. (Japan)			2,000	25,548

Ems-Chemie Holding AG (Switzerland)			77	40,984

Evonik Industries AG (Germany)			3,032	101,918

Fortescue Metals Group, Ltd. (Australia)			9,180	33,547

Hitachi Chemical Co., Ltd. (Japan)			2,300	49,636

Hitachi Metals, Ltd. (Japan)			1,100	13,327

Kuraray Co., Ltd. (Japan)			3,100	44,343

Mitsubishi Gas Chemical Co., Inc. (Japan)			5,000	33,859

Mitsubishi Materials Corp. (Japan)			7,000	19,783

Newcrest Mining, Ltd. (Australia)(NON)			625	10,386

Nippon Steel & Sumitomo Metal Corp. (Japan)			700	14,859

Reliance Steel & Aluminum Co.			1,281	92,334

Sherwin-Williams Co. (The)			971	275,482

Sika AG (Switzerland)			11	52,408

Skanska AB (Sweden)			4,822	105,727

Sonoco Products Co.			1,611	83,031

Stora Enso OYJ Class R (Finland)			8,524	75,257

Taisei Corp. (Japan)			5,000	37,626

UPM-Kymmene OYJ (Finland)			4,243	85,239

voestalpine AG (Austria)			1,016	33,625

Yara International ASA (Norway)			2,847	101,064

				2,068,126
Capital goods (2.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,418	96,859

Allison Transmission Holdings, Inc.			5,854	162,390

Avery Dennison Corp.			3,766	291,639

Berry Plastics Group, Inc.(NON)			1,942	88,147

BWX Technologies, Inc.			2,206	85,615

Carlisle Cos., Inc.			655	68,683

Crown Holdings, Inc.(NON)			2,085	113,070

General Dynamics Corp.			2,526	384,508

Honeywell International, Inc.			5,575	650,658

Kone OYJ Class B (Finland)			374	18,794

Mitsubishi Electric Corp. (Japan)			8,000	104,587

Northrop Grumman Corp.			3,315	703,012

NSK, Ltd. (Japan)			2,100	21,674

OSRAM Licht AG (Germany)			1,243	65,083

Raytheon Co.			5,323	745,912

Schindler Holding AG (Switzerland)			166	31,241

Sumitomo Heavy Industries, Ltd. (Japan)			4,000	19,672

Thales SA (France)			616	53,341

Vinci SA (France)			3,168	240,259

Waste Management, Inc.			8,405	537,416

				4,482,560
Communication services (1.7%)

AT&T, Inc.			7,372	301,367

BT Group PLC (United Kingdom)			16,059	81,473

Comcast Corp. Class A			4,696	306,461

Equinix, Inc.(R)			259	95,480

Eutelsat Communications SA (France)			732	14,228

Juniper Networks, Inc.			18,517	427,372

KDDI Corp. (Japan)			3,100	90,772

NICE, Ltd. (Israel)			566	38,647

Nippon Telegraph & Telephone Corp. (Japan)			3,400	148,906

NTT DoCoMo, Inc. (Japan)			5,000	126,283

Orange SA (France)			4,940	75,436

PCCW, Ltd. (Hong Kong)			56,000	35,512

Sky PLC (United Kingdom)			2,344	26,132

Telenor ASA (Norway)			3,578	62,476

Telstra Corp., Ltd. (Australia)			32,881	129,681

Verizon Communications, Inc.			19,469	1,018,813

Vodafone Group PLC (United Kingdom)			17,879	53,964

				3,033,003
Conglomerates (0.1%)

Siemens AG (Germany)			1,926	229,982

				229,982
Consumer cyclicals (4.7%)

Aramark			1,450	54,999

Aristocrat Leisure, Ltd. (Australia)			5,023	56,884

Automatic Data Processing, Inc.			7,723	693,603

AutoZone, Inc.(NON)			704	522,227

Berkeley Group Holdings PLC (The) (United Kingdom)			722	25,333

Boral, Ltd. (Australia)			8,614	42,614

Brambles, Ltd. (Australia)			12,315	113,656

Carter's, Inc.			832	79,281

CBS Corp. Class B (non-voting shares)			4,999	255,099

Christian Dior SE (France)			552	95,438

Cie Generale des Etablissements Michelin (France)			473	50,281

Clorox Co. (The)			393	51,499

Compass Group PLC (United Kingdom)			9,001	170,439

Continental AG (Germany)			157	32,906

Dai Nippon Printing Co., Ltd. (Japan)			15,000	152,680

Daito Trust Construction Co., Ltd. (Japan)			300	44,110

Dollar General Corp.			7,293	535,379

Electrolux AB Ser. B (Sweden)			2,581	67,234

Experian PLC (United Kingdom)			2,316	46,045

Fiat Chrysler Automobiles NV (Italy)			13,504	93,316

Flight Centre Travel Group, Ltd. (Australia)			2,041	56,416

Fuji Heavy Industries, Ltd. (Japan)			1,900	75,392

Hakuhodo DY Holdings, Inc. (Japan)			1,700	18,486

Harvey Norman Holdings, Ltd. (Australia)			27,410	110,596

Hasbro, Inc.			3,518	287,561

Hino Motors, Ltd. (Japan)			2,200	24,405

Home Depot, Inc. (The)			769	103,138

Host Hotels & Resorts, Inc.(R)(S)			11,188	199,370

Hyatt Hotels Corp. Class A(NON)(S)			1,548	82,787

Industrivarden AB Class A (Sweden)			3,300	64,068

Interpublic Group of Cos., Inc. (The)			9,030	208,954

John Wiley & Sons, Inc. Class A			872	50,689

Kia Motors Corp. (South Korea)			1,416	53,211

Kimberly-Clark Corp.			607	77,732

Kingfisher PLC (United Kingdom)			39,029	190,192

Lagardere SCA (France)			1,025	24,999

Lowe's Cos., Inc.			8,280	633,917

Madison Square Garden Co. (The) Class A(NON)			187	33,782

Marks & Spencer Group PLC (United Kingdom)			13,968	63,225

Mazda Motor Corp. (Japan)			4,400	72,686

Namco Bandai Holdings, Inc. (Japan)			1,400	38,278

News Corp. Class B			2,569	37,071

Nitori Holdings Co., Ltd. (Japan)			100	10,109

Omnicom Group, Inc.			263	22,652

Panasonic Corp. (Japan)			2,000	20,545

Pandora A/S (Denmark)			87	10,823

Pearson PLC (United Kingdom)			5,628	63,964

Peugeot SA (France)(NON)			3,112	45,908

Publicis Groupe SA (France)			298	22,122

PVH Corp.			703	75,755

Reed Elsevier PLC (United Kingdom)			3,088	58,595

Renault SA (France)			1,141	93,304

RTL Group SA (Belgium)			844	71,032

Scotts Miracle-Gro Co. (The) Class A			861	71,291

ServiceMaster Global Holdings, Inc.(NON)			3,729	139,129

Shimamura Co., Ltd. (Japan)			200	23,150

SJM Holdings, Ltd. (Hong Kong)			39,000	24,483

TABCORP Holdings, Ltd. (Australia)			6,047	22,598

Takashimaya Co., Ltd. (Japan)			3,000	21,970

Taylor Wimpey PLC (United Kingdom)			10,425	22,081

TJX Cos., Inc. (The)			4,875	377,520

Toppan Printing Co., Ltd. (Japan)			9,000	80,284

TUI AG (London Exchange) (Germany)			1,835	25,614

Twenty-First Century Fox, Inc.			15,268	374,677

Vail Resorts, Inc.			194	30,735

Valeo SA (France)			1,752	90,659

Vantiv, Inc. Class A(NON)			6,967	374,407

William Hill PLC (United Kingdom)			9,070	37,898

Wolters Kluwer NV (Netherlands)			2,011	84,399

World Fuel Services Corp.			1,426	63,571

WPP PLC (United Kingdom)			9,398	216,708

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			13,500	57,348

				8,323,309
Consumer staples (3.9%)

Altria Group, Inc.			13,615	899,815

Ashtead Group PLC (United Kingdom)			2,957	49,120

British American Tobacco PLC (United Kingdom)			4,332	268,785

Church & Dwight Co., Inc.			1,095	108,865

Coca-Cola Amatil, Ltd. (Australia)			26,151	192,298

Colgate-Palmolive Co.			7,693	571,898

Constellation Brands, Inc. Class A			337	55,285

CVS Health Corp.			6,723	627,928

Diageo PLC (United Kingdom)			810	22,427

General Mills, Inc.			7,550	534,691

Heineken Holding NV (Netherlands)			488	39,225

Hershey Co. (The)			4,997	499,150

Imperial Brands PLC (United Kingdom)			4,518	236,927

ITOCHU Corp. (Japan)			4,400	51,959

J Sainsbury PLC (United Kingdom)			16,259	51,305

Jardine Cycle & Carriage, Ltd. (Singapore)			1,100	34,195

Kao Corp. (Japan)			3,000	156,016

Koninklijke Ahold Delhaize NV (Netherlands)			12,029	288,012

McDonald's Corp.			6,506	752,484

MEIJI Holdings Co., Ltd. (Japan)			300	27,003

METRO AG (Germany)			1,812	53,764

Nestle SA (Switzerland)			2,332	185,650

PepsiCo, Inc.			544	58,072

Philip Morris International, Inc.			218	21,785

Pool Corp.			642	64,759

Procter & Gamble Co. (The)			2,901	253,286

Reckitt Benckiser Group PLC (United Kingdom)			881	85,077

Sysco Corp.			9,226	478,460

Tate & Lyle PLC (United Kingdom)			2,974	28,645

US Foods Holding Corp.(NON)			878	21,292

WH Group, Ltd. (Hong Kong)			108,000	84,910

WM Morrison Supermarkets PLC (United Kingdom)			25,718	66,530

Woolworths, Ltd. (Australia)			2,270	40,280

				6,909,898
Energy (2.0%)

BP PLC (United Kingdom)			11,614	65,259

Dril-Quip, Inc.(NON)			661	36,732

Exxon Mobil Corp.			15,646	1,363,392

FMC Technologies, Inc.(NON)			5,486	154,705

Idemitsu Kosan Co., Ltd. (Japan)			1,700	31,017

Neste OYJ (Finland)			776	32,321

OMV AG (Austria)			5,439	152,401

Phillips 66			2,312	181,376

Repsol SA (Spain)			3,020	40,559

Royal Dutch Shell PLC Class A (United Kingdom)			1,750	42,755

Royal Dutch Shell PLC Class B (United Kingdom)			4,502	114,807

Schlumberger, Ltd.			10,438	824,602

Seventy Seven Energy, Inc.(NON)			79	1,386

Total SA (France)			6,229	297,033

Vestas Wind Systems A/S (Denmark)			1,641	136,137

Woodside Petroleum, Ltd. (Australia)			3,155	67,543

				3,542,025
Financials (9.8%)

3i Group PLC (United Kingdom)			26,840	216,580

Aegon NV (Netherlands)			5,559	22,782

AerCap Holdings NV (Ireland)(NON)			700	27,979

Aflac, Inc.			3,148	233,519

Ageas (Belgium)			1,586	54,789

Agree Realty Corp.(R)			1,095	52,549

Alexandria Real Estate Equities, Inc.(R)(S)			900	99,081

Alleghany Corp.(NON)			79	42,360

Allianz SE (Germany)			1,513	225,389

Allstate Corp. (The)			1,164	80,269

Ally Financial, Inc.			6,411	128,476

American Capital Agency Corp.(R)			21,228	409,913

American Financial Group, Inc.			756	56,813

Annaly Capital Management, Inc.(R)			19,455	208,363

Aspen Insurance Holdings, Ltd.			1,708	78,500

Associated Banc-Corp.			1,489	29,542

Assured Guaranty, Ltd.			1,622	45,043

AvalonBay Communities, Inc.(R)			1,579	276,341

Aviva PLC (United Kingdom)			5,818	32,729

AXA SA (France)			6,618	138,930

Banco Santander SA (Spain)			33,172	148,747

Bank of New York Mellon Corp. (The)			5,623	234,310

Berkshire Hathaway, Inc. Class B(NON)			2,678	403,012

BNP Paribas SA (France)			4,325	220,013

Boston Properties, Inc.(R)			1,863	261,062

Brandywine Realty Trust(R)			2,813	45,374

Broadridge Financial Solutions, Inc.			2,216	153,569

Capital One Financial Corp.			3,747	268,285

Chimera Investment Corp.(R)			8,654	142,704

CNP Assurances (France)			4,377	70,452

Concordia Financial Group, Ltd. (Japan)(NON)			13,700	70,772

CoreLogic, Inc.(NON)			1,932	79,251

Corporate Office Properties Trust(R)			1,596	45,518

Daiwa Securities Group, Inc. (Japan)			3,000	17,551

Digital Realty Trust, Inc.(R)			2,106	208,684

Discover Financial Services			5,252	315,120

DuPont Fabros Technology, Inc.(R)			2,663	112,911

Easterly Government Properties, Inc.(R)			1,449	28,241

EastGroup Properties, Inc.(R)			1,170	85,855

EPR Properties(R)			708	55,451

Equity Commonwealth(NON)(R)			2,322	72,655

Equity Lifestyle Properties, Inc.(R)			1,904	147,617

Equity One, Inc.(R)			1,632	50,657

Equity Residential Trust(R)			7,682	498,331

Essex Property Trust, Inc.(R)			921	209,159

Everest Re Group, Ltd.			719	139,040

Extra Space Storage, Inc.(R)			1,522	122,597

Forest City Realty Trust, Inc. Class A(R)			2,436	57,636

Four Corners Property Trust, Inc.(R)			2,797	57,926

Fukuoka Financial Group, Inc. (Japan)			8,000	33,915

General Growth Properties(R)			7,560	220,298

Getty Realty Corp.(R)			959	22,565

Goodman Group (Australia)(R)			19,756	112,374

Hanover Insurance Group, Inc. (The)			445	34,799

HCP, Inc.(R)			6,089	239,480

Hersha Hospitality Trust(R)			1,983	38,748

Highwoods Properties, Inc.(R)			3,904	207,068

HSBC Holdings PLC (United Kingdom)			19,679	145,823

Iida Group Holdings Co., Ltd. (Japan)			2,300	43,126

Intercontinental Exchange, Inc.			920	259,458

Investor AB Class B (Sweden)			5,492	193,745

Kerry Properties, Ltd. (Hong Kong)			21,500	62,347

Kimco Realty Corp.(R)			6,316	189,796

Legal & General Group PLC (United Kingdom)			4,389	12,120

Liberty Property Trust(R)			5,287	217,983

Link REIT (The) (Hong Kong)(R)			1,500	10,905

Macerich Co. (The)(R)			3,403	278,672

Macquarie Group, Ltd. (Australia)			419	25,272

Mapfre SA (Spain)			13,997	37,830

Marsh & McLennan Cos., Inc.			4,919	332,672

MFA Financial, Inc.(R)			11,164	86,186

Mid-America Apartment Communities, Inc.(R)			1,534	144,181

Mitsubishi UFJ Financial Group, Inc. (Japan)			36,800	200,952

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			27,900	130,970

Mizuho Financial Group, Inc. (Japan)			117,000	203,448

Monmouth Real Estate Investment Corp.(R)			1,658	23,212

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			304	54,951

New World Development Co., Ltd. (Hong Kong)			84,000	105,134

NN Group NV (Netherlands)			2,107	62,693

Nomura Real Estate Holdings, Inc. (Japan)			2,000	32,632

ORIX Corp. (Japan)			9,200	132,405

Partners Group Holding AG (Switzerland)			133	60,986

Persimmon PLC (United Kingdom)			1,106	26,491

PNC Financial Services Group, Inc. (The)			6,583	593,128

Popular, Inc. (Puerto Rico)			2,781	109,321

Post Properties, Inc.(R)			686	45,468

Prologis, Inc.(R)			5,827	309,472

PS Business Parks, Inc.(R)			655	72,561

Public Storage(R)			1,738	389,208

Raiffeisen Bank International AG (Austria)(NON)			1,342	19,071

Realty Income Corp.(R)			481	31,616

Regency Centers Corp.(R)			1,397	112,514

Reinsurance Group of America, Inc.			902	96,803

Resona Holdings, Inc. (Japan)			27,400	125,484

Retail Properties of America, Inc. Class A(R)			2,331	39,627

Sekisui Chemical Co., Ltd. (Japan)			1,500	20,986

Simon Property Group, Inc.(R)			2,811	605,686

Societe Generale SA (France)			3,111	113,284

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,900	206,790

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			11,000	39,431

Summit Hotel Properties, Inc.(R)			3,965	56,700

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	28,065

SunTrust Banks, Inc.			4,941	217,750

Suruga Bank, Ltd. (Japan)			400	9,526

Swiss Life Holding AG (Switzerland)			415	103,797

Swiss Re AG (Switzerland)			2,466	208,101

Tanger Factory Outlet Centers, Inc.(R)			3,154	128,179

TCF Financial Corp.			4,565	66,877

Travelers Cos., Inc. (The)			2,655	315,175

Two Harbors Investment Corp.(R)			11,389	101,362

U.S. Bancorp			6,264	276,556

UBS Group AG (Switzerland)			1,558	22,525

Vornado Realty Trust(R)			2,231	230,485

Voya Financial, Inc.			7,327	214,241

Weingarten Realty Investors(R)			4,230	174,488

Wells Fargo & Co.			15,218	773,074

Welltower, Inc.(R)			3,970	304,698

Western Alliance Bancorp(NON)			1,614	61,687

Wharf Holdings, Ltd. (The) (Hong Kong)			3,000	21,128

Wheelock and Co., Ltd. (Hong Kong)			18,000	102,755

Woori Bank (South Korea)			2,464	23,439

WP Carey, Inc.(R)			2,144	142,898

				17,279,640
Health care (4.6%)

Actelion, Ltd. (Switzerland)			483	80,390

Alfresa Holdings Corp. (Japan)			800	14,949

AmerisourceBergen Corp.			2,382	207,163

Astellas Pharma, Inc. (Japan)			7,600	116,208

AstraZeneca PLC (United Kingdom)			1,936	124,799

Bayer AG (Germany)			826	88,423

C.R. Bard, Inc.			815	179,985

Charles River Laboratories International, Inc.(NON)			670	55,751

Cochlear, Ltd. (Australia)			269	28,448

DaVita HealthCare Partners, Inc.(NON)			4,351	281,205

GlaxoSmithKline PLC (United Kingdom)			14,822	319,007

Intuitive Surgical, Inc.(NON)			590	404,988

Johnson & Johnson			10,850	1,294,839

McKesson Corp.			3,499	645,985

Medipal Holdings Corp. (Japan)			3,900	61,441

Merck & Co., Inc.			6,465	405,937

Mitsubishi Tanabe Pharma Corp. (Japan)			1,600	29,703

Novartis AG (Switzerland)			2,177	171,318

Novo Nordisk A/S Class B (Denmark)			1,379	64,631

Omega Healthcare Investors, Inc.(R)(S)			4,048	146,538

Pfizer, Inc.			30,065	1,046,262

Roche Holding AG (Switzerland)			1,030	251,125

Sanofi (France)			3,219	248,005

Shire PLC (United Kingdom)			866	54,141

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			181	22,915

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,567	78,961

Thermo Fisher Scientific, Inc.			4,906	746,644

UnitedHealth Group, Inc.			5,609	763,104

Ventas, Inc.(R)			2,785	202,386

VWR Corp.(NON)			1,211	33,799

Waters Corp.(NON)			300	47,193

				8,216,243
Technology (4.4%)

Agilent Technologies, Inc.			3,293	154,705

Alphabet, Inc. Class A(NON)			1,453	1,147,652

Amadeus IT Holding SA Class A (Spain)			2,233	102,609

Amdocs, Ltd.			3,011	181,021

Apple, Inc.			4,704	499,094

Applied Materials, Inc.			19,266	574,897

ARM Holdings PLC (United Kingdom)			1,131	25,189

AtoS SE (France)			1,069	105,183

Cisco Systems, Inc.			31,452	988,851

CommerceHub, Inc.(NON)			2,835	41,760

eBay, Inc.(NON)			22,854	734,985

Fiserv, Inc.(NON)			3,988	410,963

Fitbit, Inc. Class A(NON)(S)			12,157	188,190

Fujitsu, Ltd. (Japan)			6,000	30,509

Genpact, Ltd.(NON)			2,900	68,614

GungHo Online Entertainment, Inc. (Japan)			15,500	36,883

Intuit, Inc.			2,205	245,747

L-3 Communications Holdings, Inc.			794	118,163

Microsoft Corp.			4,197	241,160

Mixi, Inc. (Japan)			900	31,891

Motorola Solutions, Inc.			1,853	142,662

MSCI, Inc.			703	63,354

Nexon Co., Ltd. (Japan)			3,500	47,982

Oracle Corp Japan (Japan)			300	17,469

Paychex, Inc.			10,410	631,575

Samsung Electronics Co., Ltd. (South Korea)			120	174,125

SoftBank Corp. (Japan)			400	26,147

Synopsys, Inc.(NON)			2,969	176,032

Texas Instruments, Inc.			7,189	499,923

Tokyo Electron, Ltd. (Japan)			300	27,603

				7,734,938
Transportation (1.0%)

ANA Holdings, Inc. (Japan)			27,000	73,474

AP Moeller - Maersk A/S (Denmark)			51	76,249

Aurizon Holdings, Ltd. (Australia)			9,368	30,891

Central Japan Railway Co. (Japan)			1,200	197,270

Deutsche Post AG (Germany)			6,909	218,869

easyJet PLC (United Kingdom)			809	11,739

Japan Airlines Co., Ltd. (Japan)			700	21,315

Qantas Airways, Ltd. (Australia)			15,800	38,494

Royal Mail PLC (United Kingdom)			19,557	132,002

Southwest Airlines Co.			3,959	146,008

United Parcel Service, Inc. Class B			7,315	798,944

Yangzijiang Shipbuilding Holdings, Ltd. (China)			182,100	102,044

				1,847,299
Utilities and power (1.4%)

American Electric Power Co., Inc.			4,391	283,527

American Water Works Co., Inc.			1,844	136,438

Centrica PLC (United Kingdom)			8,054	24,600

Chubu Electric Power Co., Inc. (Japan)			4,700	63,350

CLP Holdings, Ltd. (Hong Kong)			11,500	117,734

E.ON SE (Germany)			13,146	121,078

Endesa SA (Spain)			4,411	89,844

Enel SpA (Italy)			38,980	172,095

Eversource Energy			1,909	103,029

Great Plains Energy, Inc.			3,183	86,450

Iberdrola SA (Spain)			14,714	96,835

Korea Electric Power Corp. (South Korea)			129	6,704

NiSource, Inc.			4,801	114,936

PG&E Corp.			6,894	427,014

RWE AG (Germany)(NON)			3,420	55,945

Southern Co. (The)			7,158	367,420

Toho Gas Co., Ltd. (Japan)			10,000	85,027

Tohoku Electric Power Co., Inc. (Japan)			4,300	53,942

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			3,900	15,734

Tokyo Gas Co., Ltd. (Japan)			8,000	34,330

Westar Energy, Inc.			1,727	94,881

				2,550,913

Total common stocks (cost $60,039,485)				$66,217,936

CORPORATE BONDS AND NOTES (26.3%)(a)
			Principal amount	Value

Basic materials (2.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$55,000	$55,275

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)			40,000	41,187

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			10,000	11,132

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			5,000	4,750

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			20,000	18,650

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			60,000	71,550

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			25,000	27,063

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			114,000	121,491

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			80,000	86,000

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9.75%, 10/15/23			65,000	77,025

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			65,000	66,300

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			110,000	124,850

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			45,000	45,788

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			85,000	96,953

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			24,000	26,220

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			35,000	33,491

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			45,000	43,200

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			50,000	47,875

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			30,000	30,600

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			70,000	74,288

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			20,000	21,168

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			20,000	17,400

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			35,000	35,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			55,000	53,488

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			5,000	4,363

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			115,000	131,675

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			116,000	117,740

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			79,000	77,815

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.875%, 4/16/20			20,000	19,750

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/20			75,000	78,094

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			30,000	31,950

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			80,000	80,000

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			15,000	15,488

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			112,000	116,200

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			37,000	36,410

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			50,000	55,000

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			65,000	72,475

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7.50%, 6/1/20			60,000	62,400

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			25,000	25,083

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			55,000	57,200

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			30,000	26,317

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			60,000	70,035

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			20,000	20,750

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			95,000	101,294

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			40,000	41,600

Novelis, Inc. company guaranty sr. unsec. notes 8.75%, 12/15/20			125,000	130,938

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			5,000	5,513

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			15,000	15,919

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			40,000	43,300

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			45,000	51,525

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			50,000	53,438

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			20,000	21,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			20,000	21,000

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			15,000	16,385

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			45,000	53,831

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			120,000	126,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			30,000	31,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			33,000	34,320

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 10/1/21			10,000	10,400

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			10,000	11,200

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			10,000	10,800

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			90,000	77,400

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			40,000	35,900

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			60,000	62,550

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			50,000	51,750

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			10,000	10,488

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			50,000	54,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			40,000	36,800

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			20,000	20,069

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			60,000	82,600

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			32,000	43,011

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			90,000	97,200

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			45,000	48,150

				3,730,770
Capital goods (1.3%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			130,000	136,013

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			10,000	11,325

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			40,000	40,200

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			60,000	60,900

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			35,000	35,853

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			25,000	26,063

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			30,000	30,450

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			25,000	26,500

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			20,000	20,800

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			50,000	51,220

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			70,000	70,175

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			80,000	88,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			145,000	152,717

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			35,000	39,375

Delphi Corp. company guaranty sr. unsec. notes 5.00%, 2/15/23			40,000	42,450

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			35,000	36,531

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			135,000	129,094

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			80,000	107,606

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			100,000	104,950

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			15,000	20,655

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9.50%, 2/15/24			115,000	129,950

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			70,000	70,000

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			15,000	17,197

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			15,000	16,269

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			65,000	66,950

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			65,000	68,250

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			135,000	141,413

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.127%, 7/15/21			55,000	55,825

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			55,000	58,919

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			50,000	53,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			25,000	25,750

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			29,000	29,899

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			100,000	104,250

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/21			60,000	63,638

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			55,000	57,063

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			35,000	35,700

				2,225,200
Communication services (2.9%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			200,000	212,250

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			85,000	90,979

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			67,000	71,610

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			68,000	70,066

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			145,000	145,529

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			195,000	204,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			35,000	37,056

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			85,000	91,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			15,000	16,050

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			25,000	26,305

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			80,000	84,200

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			15,000	15,975

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			80,000	80,900

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			10,000	10,088

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45			87,000	106,918

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25			43,000	47,447

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6.50%, 1/15/17			145,000	147,904

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			5,000	4,956

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			30,000	44,220

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			85,000	119,562

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			25,000	27,875

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			45,000	47,189

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			120,000	116,774

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			160,000	171,400

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			16,000	24,991

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			40,000	39,450

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			55,000	59,400

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			70,000	76,169

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			20,000	21,800

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21			5,000	4,877

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			20,000	19,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			265,000	199,413

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6.625%, 12/15/22 (Bermuda)			3,000	2,580

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			10,000	2,950

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			15,000	4,444

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			20,000	20,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/21			145,000	150,438

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			25,000	26,219

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			45,000	47,032

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			35,000	36,969

Quebecor Media, Inc. 144A sr. unsec. notes 7.375%, 1/15/21 (Canada)		CAD	295,000	233,667

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			$200,000	203,000

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			330,000	325,875

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			120,000	116,639

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			195,000	192,806

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			50,000	53,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			30,000	32,250

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			75,000	78,375

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			20,000	21,201

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			5,000	5,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			25,000	26,375

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464%, 4/28/19			25,000	25,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			25,000	26,469

Verizon Communications, Inc. sr. unsec. notes 2.625%, 2/21/20			95,000	98,032

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			64,000	83,624

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			328,000	346,252

Verizon Communications, Inc. sr. unsec. unsub. notes 4.50%, 9/15/20			30,000	33,070

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			30,000	31,902

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			251,000	250,967

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			45,000	43,763

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			65,000	68,413

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			95,000	86,331

				5,111,421
Conglomerates (0.2%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6.75%, 3/15/32			202,000	288,907

General Electric Capital Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 5.40%, 2/15/17			143,000	145,341

				434,248
Consumer cyclicals (4.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			124,000	188,469

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			143,000	143,240

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			35,000	36,050

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			35,000	35,878

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			60,000	63,300

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			75,000	66,516

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			55,000	60,274

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			50,000	27,750

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			40,000	43,200

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			20,000	21,300

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			160,000	164,400

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			35,000	35,219

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			80,000	87,800

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			25,000	27,000

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			137,000	195,588

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			45,000	46,688

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			15,000	15,525

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			25,000	25,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			50,000	50,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			95,000	99,513

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			85,000	86,169

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			35,000	34,388

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			25,000	25,834

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			20,000	21,500

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			65,000	68,575

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			140,000	148,115

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			115,000	186,961

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			192,000	260,931

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			95,000	113,866

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			10,000	10,647

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			10,000	12,835

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			72,000	73,176

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			20,000	20,733

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			10,000	10,188

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			156,000	159,017

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			60,000	64,200

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			25,000	27,313

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			35,000	36,619

Hilton Escrow Issuer, LLC/Hilton Escrow Issuer Corp. 144A sr. sub. notes 4.25%, 9/1/24			10,000	10,194

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			90,000	93,688

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			77,000	84,960

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			65,000	68,250

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			60,000	66,786

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			265,000	214,319

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			50,000	52,188

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			25,000	26,906

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			10,000	9,950

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			15,000	15,651

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			40,000	38,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8.125%, 3/15/19			60,000	60,000

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95%, 7/2/64			35,000	37,285

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			40,000	46,200

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			50,000	52,500

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			20,000	21,300

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			10,000	10,800

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			45,000	48,263

Lennar Corp. company guaranty sr. unsec. notes 4.50%, 6/15/19			25,000	26,250

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			110,000	115,775

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			35,000	37,555

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/22			10,000	10,575

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			35,000	37,100

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			65,000	64,188

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			40,000	44,700

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			10,000	10,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			125,000	141,406

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			5,000	5,613

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21			15,000	15,675

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			35,000	28,700

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			65,000	62,400

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			40,000	32,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			30,000	25,671

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			55,000	56,100

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			95,000	99,038

Nortek, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/21			80,000	83,800

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			35,000	37,329

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			90,000	95,875

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			30,000	32,100

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			45,000	47,925

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			75,000	78,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			30,000	31,125

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			35,000	35,022

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			45,000	45,788

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			61,000	64,273

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			70,000	81,515

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			70,000	74,900

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			55,000	54,815

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			80,000	82,100

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			70,000	72,100

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18			150,000	154,500

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			35,000	39,468

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			50,000	51,688

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			185,000	171,125

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			15,000	11,175

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			50,000	53,125

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			115,000	119,784

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			40,000	42,800

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			90,000	93,150

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			35,000	37,931

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.375%, 11/15/20			5,000	5,194

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			30,000	32,363

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			90,000	95,738

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			10,000	10,563

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			50,000	50,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			53,000	54,458

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			20,000	20,475

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/21			15,000	15,563

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			30,000	31,335

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			30,000	31,191

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			85,000	86,776

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			25,000	25,188

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			145,000	145,995

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			45,000	46,013

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			15,000	15,450

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			55,000	57,475

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/21			32,000	33,280

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			34,000	50,406

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			45,000	46,238

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			35,000	35,044

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			30,000	33,830

				7,180,076
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			115,000	120,319

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			25,000	25,844

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			96,000	100,647

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			150,000	181,939

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			90,000	96,003

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			145,000	149,527

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			53,000	53,022

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			106,000	173,014

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			45,000	38,925

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			65,000	65,000

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			35,000	36,225

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.20%, 11/1/23			30,000	32,651

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19			20,000	22,422

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			65,000	75,400

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			80,000	90,607

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			145,000	148,141

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			45,000	47,700

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			32,000	32,122

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			9,000	11,811

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			50,000	54,094

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			200,000	274,518

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			56,000	68,567

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			21,000	22,672

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7.25%, 6/1/21 (Brazil)			125,000	129,375

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7.25%, 6/1/21 (Brazil)			20,000	20,700

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			70,000	72,779

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			45,000	47,813

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			45,000	47,192

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			95,000	133,469

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			45,000	64,004

Landry's Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18			10,000	10,175

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			130,000	142,028

PepsiCo, Inc. sr. unsec. unsub. notes 4.25%, 10/22/44			45,000	52,269

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			144,000	144,547

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			30,000	30,975

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			50,000	51,813

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			75,000	76,688

Revlon Escrow Corp. 144A sr. unsec. notes 6.25%, 8/1/24			25,000	26,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			80,000	86,366

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			23,000	26,120

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			32,000	38,847

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			10,787	5,771

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			35,000	36,987

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			65,000	73,288

				3,238,376
Energy (3.1%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			130,000	150,073

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			30,000	33,182

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			25,000	25,063

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			30,000	29,625

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			45,000	45,056

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 10/1/22			55,000	50,875

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			50,000	40,500

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			5,000	4,175

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			110,000	112,357

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			145,000	145,635

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			106,000	71,550

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			145,000	149,311

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			85,000	90,757

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			25,000	20,351

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			92,000	87,630

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			143,000	143,208

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			55,000	56,788

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			55,000	56,925

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			145,000	144,255

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			10,000	9,025

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			45,000	43,538

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			45,000	42,413

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			40,000	38,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			45,000	32,963

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			71,000	72,953

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			18,000	17,874

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			65,000	79,760

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6.375%, 6/15/23			5,000	2,738

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			135,000	87,750

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			5,000	4,894

Halcon Resources Corp. company guaranty sr. unsec. notes 9.75%, 7/15/20 (In default)(NON)			15,000	3,713

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8.875%, 5/15/21 (In default)(NON)			130,000	30,875

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			30,000	28,500

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			35,000	40,635

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			60,000	61,650

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			80,000	80,800

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)			156,000	67,080

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			25,000	23,380

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			35,000	28,175

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			30,000	24,600

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			50,000	55,037

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			40,000	41,830

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			60,000	62,250

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			35,000	35,175

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			19,000	11,566

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			115,000	106,950

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	208,505

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			437,000	423,344

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			84,000	78,540

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8.50%, 11/2/17 (Venezuela)			116,667	85,750

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			110,000	39,875

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			95,000	91,780

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			310,000	310,465

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			145,000	146,681

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			80,000	81,200

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			30,000	27,300

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			15,000	13,800

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			145,000	152,613

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			45,000	48,150

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			110,000	4,400

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)			70,000	27,475

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			35,000	35,963

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			60,000	63,825

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)			50,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			156,000	159,530

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			30,000	27,413

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			55,000	53,350

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			80,000	77,800

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			15,000	4,050

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			143,000	143,553

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			25,000	6,000

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			15,000	12,450

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26			20,000	20,688

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			16,000	14,320

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			50,000	46,250

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			23,000	28,405

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			55,000	59,205

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			65,000	66,564

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			100,000	101,000

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			20,000	20,538

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			165,000	160,463

				5,433,440
Financials (6.2%)

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39			17,000	24,240

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			20,000	20,907

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			110,000	113,850

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			55,000	54,175

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			90,000	112,725

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			30,000	34,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			230,000	241,213

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			110,000	117,013

American Express Co. sr. unsec. notes 7.00%, 3/19/18			94,000	101,907

American Express Co. sr. unsec. notes 6.15%, 8/28/17			107,000	112,062

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			290,000	379,900

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			75,000	78,750

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			25,000	27,253

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			149,000	149,927

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			95,000	95,304

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			170,000	210,239

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%, 1/11/17 (Canada)			143,000	143,766

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			80,000	81,838

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			145,000	145,198

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			250,000	250,026

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			270,000	345,368

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21			10,000	10,055

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			162,000	162,133

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	212,370

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			25,000	27,682

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			90,000	94,167

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			47,000	50,715

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			40,000	42,247

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			53,000	55,845

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			20,000	20,444

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			35,000	37,100

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			115,000	121,900

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			155,000	164,106

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			3,000	3,113

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			48,000	49,590

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95%, perpetual maturity			63,000	64,142

Citigroup, Inc. jr. unsec. sub.FRN 5.875%, perpetual maturity			6,000	6,075

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			65,000	73,694

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			95,000	94,288

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			330,000	330,943

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3.375%, 1/19/17 (Netherlands)			130,000	131,177

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			25,000	25,500

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			80,000	80,400

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	195,500

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			5,000	6,016

Deutsche Bank AG/London sr. unsec. notes 6.00%, 9/1/17 (United Kingdom)			149,000	154,802

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			45,000	28,350

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			180,000	213,885

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			21,000	22,884

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			45,000	48,319

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			55,000	57,269

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			60,000	64,352

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			55,000	54,983

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			60,000	60,750

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			38,000	37,620

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			20,000	7,800

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			44,000	50,123

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			2,000	2,026

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			25,000	25,660

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			20,000	20,357

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			122,000	140,794

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			10,000	9,750

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			80,000	81,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			145,000	139,381

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			60,000	56,025

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			220,000	246,011

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			20,000	20,025

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			79,000	80,629

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			75,000	75,456

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			144,000	145,135

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			60,000	64,402

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			4,000	4,064

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			25,000	26,000

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			55,000	64,118

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			240,000	278,400

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	203,250

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			30,000	33,300

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			65,000	66,470

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			100,000	112,401

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			25,000	27,125

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			60,000	65,166

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			149,000	151,815

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			25,000	27,438

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			40,000	40,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			80,000	76,200

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			30,000	31,275

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			40,000	34,450

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			45,000	47,250

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			45,000	47,194

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	100,904

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1.125%, 1/27/17			250,000	250,175

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			116,000	111,360

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			85,000	83,725

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			145,000	147,226

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			40,000	44,029

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			156,000	156,635

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			10,000	10,156

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			35,000	35,217

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			131,000	131,498

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			250,000	253,268

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			20,000	21,850

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7.75%, 10/1/21			15,000	15,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20			30,000	31,050

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			15,000	15,338

Standard Chartered Bank 144A unsec. sub. notes 8.00%, 5/30/31 (United Kingdom)			100,000	134,323

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.653%, 6/15/37			220,000	187,622

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			250,000	252,515

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			80,000	86,921

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			100,000	101,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			20,000	15,675

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			9,000	12,265

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			55,000	57,475

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			200,000	204,851

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			60,000	63,150

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			40,000	41,345

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			70,000	77,350

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			143,000	143,918

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			60,000	60,016

				10,990,774
Health care (2.0%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			12,000	12,699

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			18,000	18,575

AbbVie, Inc. sr. unsec. notes 1.75%, 11/6/17			130,000	130,596

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			60,000	62,400

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			35,000	34,913

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			43,000	47,172

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			21,000	21,996

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			65,000	63,944

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			145,000	145,980

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			16,000	22,241

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 9/15/17 (United Kingdom)			145,000	152,021

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			75,000	80,280

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			60,000	65,400

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			20,000	21,275

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			55,000	57,131

CHS/Community Health Systems, Inc. company guaranty sr. notes 5.125%, 8/1/21			60,000	59,175

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			60,000	49,800

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			60,000	46,350

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			65,000	58,175

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			65,000	69,074

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			40,000	36,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			45,000	46,013

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			60,000	64,125

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			170,000	187,000

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			40,000	42,400

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			50,000	51,438

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			15,000	15,450

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			55,000	57,613

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			91,000	98,153

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10.50%, 11/1/18			95,000	97,375

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			55,000	59,400

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			40,000	39,300

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			25,000	26,313

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			125,000	125,744

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.375%, 11/15/22			40,000	41,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			60,000	60,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			149,000	155,893

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			50,000	52,315

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			275,000	294,938

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			40,000	41,803

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21			20,000	20,190

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			35,000	35,120

Tenet Healthcare Corp. company guaranty sr. FRN 4.153%, 6/15/20			60,000	60,075

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			100,000	106,500

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			10,000	10,250

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			55,000	58,094

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			34,000	34,234

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			65,000	69,448

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			58,000	64,674

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			5,000	4,775

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			55,000	48,331

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			60,000	52,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			5,000	4,513

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			25,000	21,813

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			70,000	65,975

				3,468,812
Technology (1.2%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			38,000	42,627

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			100,000	103,773

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			35,000	9,100

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			300,000	223,500

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17			66,000	66,100

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			40,000	42,450

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			25,000	27,084

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			37,000	43,118

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			207,000	220,699

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			40,000	42,294

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			145,000	145,220

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			25,000	28,695

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			75,000	78,563

First Data Corp. 144A notes 5.75%, 1/15/24			65,000	66,544

First Data Corp. 144A sr. notes 5.375%, 8/15/23			55,000	57,063

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6.00%, 1/15/22			40,000	42,160

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			45,000	42,188

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			80,000	81,100

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			10,000	10,555

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			145,000	145,650

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			60,000	64,050

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			25,000	26,563

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			14,000	15,225

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			55,000	55,550

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			30,000	33,075

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			90,000	90,477

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			120,000	121,103

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			60,000	62,400

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			50,000	54,250

				2,041,176
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			70,000	68,425

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			15,000	20,112

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			24,273	25,668

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			135,000	135,338

				249,543
Utilities and power (1.4%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			240,000	282,600

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			140,000	144,200

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			25,000	25,250

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			65,000	73,848

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			10,000	13,444

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			30,000	32,782

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			110,000	109,588

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			50,000	52,375

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			15,000	15,806

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			96,000	108,293

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			5,000	4,938

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			80,000	82,000

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			5,000	4,900

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)			360,000	358,200

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			35,000	36,867

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)			47,606	58,019

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			105,000	107,625

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			20,000	21,476

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			100,000	80,500

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/1/20			40,000	41,450

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			10,000	10,338

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			44,000	44,472

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			60,000	59,438

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			20,000	28,241

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			115,000	119,888

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			65,000	65,122

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			45,000	46,733

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			85,000	90,985

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			90,000	76,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			30,000	31,895

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			80,000	87,826

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			30,000	31,043

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			35,000	35,401

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			65,000	65,163

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			19,000	19,366

				2,466,572

Total corporate bonds and notes (cost $46,078,546)				$46,570,408

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 9/1/46			$4,000,000	$4,245,312

				4,245,312
U.S. Government Agency Mortgage Obligations (6.6%)

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 9/1/46			1,000,000	1,145,000
4.00%, TBA, 9/1/46			4,000,000	4,285,312
3.00%, TBA, 9/1/46			3,000,000	3,113,203
3.00%, TBA, 9/1/31			2,000,000	2,094,219
2.50%, TBA, 9/1/46			1,000,000	1,009,531

				11,647,265

Total U.S. government and agency mortgage obligations (cost $15,880,859)				$15,892,577

COMMODITY LINKED NOTES (5.4%)(a)(CLN)
			Principal amount	Value

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI™ 3 Month Forward Total Return Index multiplied by 3)			$3,340,000	$2,734,535

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Commodity Index multiplied by 3) (United Kingdom)			770,000	757,319

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			2,551,000	2,781,374

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Commodity Index multiplied by 3) (United Kingdom)			2,292,000	3,318,018

Total commodity Linked Notes (cost $8,953,000)				$9,591,246

MORTGAGE-BACKED SECURITIES (3.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1.624%, 12/25/28			$246,433	$246,926

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.724%, 7/25/24			25,424	25,485

Government National Mortgage Association Ser. 15-H26, Class DI, IO, 1.954%, 10/20/65			364,053	47,400

				319,811
Commercial mortgage-backed securities (2.2%)

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class AJ, 5.527%, 11/10/42			58,282	58,346

Bear Stearns Commercial Mortgage Securities Trust
Ser. 06-PW13, Class AJ, 5.611%, 9/11/41			31,585	31,569
FRB Ser. 06-PW11, Class AJ, 5.563%, 3/11/39			68,000	67,958

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.885%, 12/15/47(F)			100,000	110,233

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46			62,000	68,147
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			74,000	81,287
FRB Ser. 14-GC19, Class XA, IO, 1.451%, 3/10/47			1,503,623	97,322

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			113,000	111,872
FRB Ser. 14-LC15, Class XA, IO, 1.539%, 4/10/47			1,453,458	92,816
FRB Ser. 14-CR16, Class XA, IO, 1.394%, 4/10/47			622,975	37,009
FRB Ser. 14-CR17, Class XA, IO, 1.331%, 5/10/47			1,022,514	62,200
FRB Ser. 14-UBS6, Class XA, IO, 1.209%, 12/10/47			1,475,431	88,657

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 0.033%, 3/10/44			63,303	62,370

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			172,000	173,066
FRB Ser. 14-GC22, Class XA, IO, 1.21%, 6/10/47			2,083,195	119,044

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.213%, 8/10/43			158,403	179,902

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.102%, 4/17/45			118,000	58,929
FRB Ser. 05-LDP5, Class F, 5.736%, 12/15/44			83,000	83,000
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45			386,000	385,189
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			4,434	4,439

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.372%, 6/15/43			142,000	125,467
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46			240,000	249,024

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858%, 7/15/40			60,873	61,451
Ser. 06-C6, Class D, 5.502%, 9/15/39(F)			125,000	27,128

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.403%, 4/20/48			123,000	112,614

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.417%, 8/15/47			743,287	45,487
FRB Ser. 13-C12, Class XA, IO, 1.102%, 10/15/46			838,681	31,257

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			117,000	116,778
FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42			47,000	46,022
FRB Ser. 06-HQ8, Class AJ, 5.572%, 3/12/44			37,262	37,262
FRB Ser. 06-HQ8, Class D, 5.572%, 3/12/44(F)			125,000	91,391
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			50,000	49,685

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.316%, 7/15/49			90,000	95,112

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123%, 8/10/49			50,000	53,925
FRB Ser. 13-C6, Class D, 4.491%, 4/10/46			65,000	60,665

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			23,000	24,228
Ser. 13-C18, Class AS, 4.387%, 12/15/46			63,000	70,694
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			48,000	53,541
FRB Ser. 13-C17, Class XA, IO, 1.704%, 12/15/46			1,420,228	88,196
FRB Ser. 14-C19, Class XA, IO, 1.416%, 3/15/47			1,139,937	70,517
FRB Ser. 14-C22, Class XA, IO, 1.09%, 9/15/57(F)			1,196,779	63,845

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44			47,000	49,106
FRB Ser. 13-C16, Class D, 5.149%, 9/15/46			50,000	48,535
FRB Ser. 12-C10, Class D, 4.601%, 12/15/45			54,000	51,806
FRB Ser. 12-C9, Class XA, IO, 2.286%, 11/15/45(F)			882,201	77,881
FRB Ser. 11-C5, Class XA, IO, 2.001%, 11/15/44(F)			755,750	55,860
FRB Ser. 12-C10, Class XA, IO, 1.865%, 12/15/45(F)			1,504,277	114,668
FRB Ser. 13-C12, Class XA, IO, 1.531%, 3/15/48			152,645	9,136

				3,954,636
Residential mortgage-backed securities (non-agency) (0.8%)

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.429%, 6/25/46			326,793	259,343
FRB Ser. 07-OH1, Class A1D, 0.734%, 4/25/47			40,903	30,672

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.424%, 10/25/28			320,000	347,419
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.224%, 4/25/28			120,000	129,803
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.074%, 4/25/28			10,000	10,755
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.524%, 7/25/25			78,500	83,002
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 4.974%, 1/25/29			90,000	91,441

GSAA Trust FRB Ser. 07-6, Class 1A1, 0.644%, 5/25/47			49,273	37,132

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			80,000	58,800

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.741%, 5/26/47			160,000	93,776

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, 0.984%, 10/25/44(F)			317,172	291,586

				1,433,729

Total mortgage-backed securities (cost $5,910,971)				$5,708,176

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
			Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$150,000	$159,114

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			150,000	167,119

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			150,000	166,929

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			350,000	406,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			600,000	687,000

Total foreign government and agency bonds and notes (cost $1,406,300)				$1,586,162

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-17/$175.00		$33,878	$121,427

SPDR S&P 500 ETF Trust (Put)	Aug-17/183.00		32,045	175,568

SPDR S&P 500 ETF Trust (Put)	Jul-17/180.00		31,847	148,824

SPDR S&P 500 ETF Trust (Put)	May-17/177.00		30,591	92,903

SPDR S&P 500 ETF Trust (Put)	Apr-17/180.00		33,208	99,378

SPDR S&P 500 ETF Trust (Put)	Mar-17/175.00		34,110	70,394

Total purchased options outstanding (cost $1,272,034)				$708,494

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			$243,508	$258,119

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10.75%, 3/1/17			19,900	21,757

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			10,000	10,000

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			59,233	50,200

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20 (Canada)			29,922	27,462

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			73,125	68,494

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 7/14/23			65,000	64,988

Total senior loans (cost $488,309)				$501,020

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.524%, 2/25/17 (acquired 2/4/16, cost $292,000)(RES)			$292,000	$292,000

Total asset-backed securities (cost $292,000)				$292,000

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16(R)			$35,000	$35,613

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			24,000	18,420

Total convertible bonds and notes (cost $54,558)				$54,033

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,550	$47,009

Total convertible preferred stocks (cost $34,286)				$47,009

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Seventy Seven Energy, Inc.(F)	8/1/21	$0.01	431	$2,047

Total warrants (cost $1,724)				$2,047

SHORT-TERM INVESTMENTS (31.6%)(a)
			Principal amount/shares	Value

Interest in $225,000,000 joint tri-party repurchase agreement dated 8/31/16 with RBC Capital Markets, LLC due 9/1/16 - maturity value of $5,250,048 for an effective yield of 0.330% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.000% and due dates ranging from 4/1/46 to 6/1/46, valued at $229,502,104)			$5,250,000	$5,250,000

Putnam Cash Collateral Pool, LLC 0.67%(d)		Shares	586,000	586,000

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	36,067,499	36,067,499

State Street Institutional Liquid Reserves Fund Trust Class 0.36%(P)		Shares	641,000	641,000

U.S. Treasury Bills 0.259%, 11/17/16			$2,375,000	2,373,705

U.S. Treasury Bills 0.291%, 11/10/16(SEG)(SEGSF)(SEGCCS)			2,217,000	2,215,812

U.S. Treasury Bills 0.274%, 11/3/16(SEG)(SEGCCS)			269,000	268,871

U.S. Treasury Bills 0.269%, 9/8/16(SEG)(SEGSF)(SEGCCS)			6,010,000	6,009,784

U.S. Treasury Bills 0.262%, 9/1/16(SEG)(SEGSF)(SEGCCS)			2,609,000	2,609,000

Total short-term investments (cost $56,021,534)				$56,021,671

TOTAL INVESTMENTS

Total investments (cost $196,433,606)(b)				$203,192,779

FORWARD CURRENCY CONTRACTS at 8/31/16 (aggregate face value $63,870,298) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$396,059	$392,070	$3,989
	Australian Dollar	Sell	10/19/16	$262,888	$268,208	$5,320
	British Pound	Buy	9/21/16	59,906	59,641	265
	British Pound	Sell	9/21/16	238,442	248,764	10,322
	Canadian Dollar	Sell	10/19/16	20,975	21,255	280
	Euro	Buy	9/21/16	1,188,121	1,198,863	(10,742)
	Euro	Sell	9/21/16	1,188,121	1,185,740	(2,381)
	Hong Kong Dollar	Sell	11/16/16	260,789	260,748	(41)
	Japanese Yen	Sell	11/16/16	19,135	19,357	222
	Mexican Peso	Buy	10/19/16	261,188	264,311	(3,123)
	Mexican Peso	Sell	10/19/16	262,178	263,422	1,244
	New Zealand Dollar	Buy	10/19/16	460,775	453,020	7,755
	New Zealand Dollar	Sell	10/19/16	269,021	263,889	(5,132)
	Norwegian Krone	Buy	9/21/16	82,148	70,835	11,313
	Swedish Krona	Buy	9/21/16	795,861	799,389	(3,528)
	Swedish Krona	Sell	9/21/16	795,861	817,775	21,914
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	128,892	126,683	2,209
	British Pound	Sell	9/21/16	232,662	250,891	18,229
	Canadian Dollar	Sell	10/19/16	273,209	270,778	(2,431)
	Euro	Buy	9/21/16	3,315,864	3,328,465	(12,601)
	Hong Kong Dollar	Sell	11/16/16	431,862	431,878	16
	Japanese Yen	Buy	11/16/16	13,091	16,481	(3,390)
	New Zealand Dollar	Buy	10/19/16	134,909	132,636	2,273
	Norwegian Krone	Buy	9/21/16	529,230	533,421	(4,191)
	Norwegian Krone	Sell	9/21/16	529,230	524,479	(4,751)
	Swedish Krona	Buy	9/21/16	917,002	927,583	(10,581)
	Swedish Krona	Sell	9/21/16	917,002	924,809	7,807
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	368,584	364,712	3,872
	British Pound	Buy	9/21/16	308,464	338,580	(30,116)
	British Pound	Sell	9/21/16	308,464	309,731	1,267
	Canadian Dollar	Buy	10/19/16	264,057	264,562	(505)
	Canadian Dollar	Sell	10/19/16	406,916	412,337	5,421
	Danish Krone	Sell	9/21/16	199,357	200,175	818
	Euro	Buy	9/21/16	1,256,440	1,254,247	2,193
	Euro	Sell	9/21/16	1,256,440	1,262,046	5,606
	New Zealand Dollar	Buy	10/19/16	461,861	454,036	7,825
	South African Rand	Buy	10/19/16	262,120	258,293	3,827
	South African Rand	Sell	10/19/16	256,405	267,413	11,008
Credit Suisse International
	Australian Dollar	Sell	10/19/16	16,289	22,910	6,621
	British Pound	Buy	9/21/16	265,767	268,989	(3,222)
	British Pound	Sell	9/21/16	265,767	273,528	7,761
	Canadian Dollar	Sell	10/19/16	413,399	418,834	5,435
	Euro	Buy	9/21/16	539,974	541,018	(1,044)
	Euro	Sell	9/21/16	539,974	544,194	4,220
	Hong Kong Dollar	Sell	11/16/16	259,422	259,400	(22)
	Japanese Yen	Buy	11/16/16	2,690,772	2,721,789	(31,017)
	New Zealand Dollar	Sell	10/19/16	46,708	46,415	(293)
	Norwegian Krone	Buy	9/21/16	720,505	722,358	(1,853)
	Norwegian Krone	Sell	9/21/16	720,505	719,802	(703)
	Swedish Krona	Sell	9/21/16	357,716	373,887	16,171
Deutsche Bank AG
	Australian Dollar	Buy	10/19/16	130,618	135,455	(4,837)
	Euro	Buy	9/21/16	807,114	805,660	1,454
	Euro	Sell	9/21/16	807,114	810,078	2,964
	Japanese Yen	Buy	11/16/16	236,345	244,425	(8,080)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	807,958	806,001	1,957
	Australian Dollar	Sell	10/19/16	267,167	266,144	(1,023)
	British Pound	Buy	9/21/16	531,535	538,217	(6,682)
	British Pound	Sell	9/21/16	766,298	800,124	33,826
	Canadian Dollar	Buy	10/19/16	525,597	527,934	(2,337)
	Canadian Dollar	Sell	10/19/16	266,421	267,945	1,524
	Euro	Buy	9/21/16	1,063,984	1,064,608	(624)
	Euro	Sell	9/21/16	799,411	800,738	1,327
	Indonesian Rupiah	Buy	11/16/16	265,215	268,410	(3,195)
	Japanese Yen	Buy	11/16/16	265,507	269,857	(4,350)
	Japanese Yen	Sell	11/16/16	529,543	535,824	6,281
	Mexican Peso	Buy	10/19/16	261,188	267,548	(6,360)
	Mexican Peso	Sell	10/19/16	263,496	263,570	74
	New Zealand Dollar	Buy	10/19/16	828,063	815,147	12,916
	New Zealand Dollar	Sell	10/19/16	809,235	800,255	(8,980)
	Norwegian Krone	Buy	9/21/16	270,915	266,760	4,155
	Norwegian Krone	Sell	9/21/16	270,915	276,503	5,588
	Russian Ruble	Buy	9/21/16	784,204	790,379	(6,175)
	Russian Ruble	Sell	9/21/16	525,964	526,214	250
	South African Rand	Buy	10/19/16	271,637	266,757	4,880
	South African Rand	Sell	10/19/16	256,627	260,901	4,274
	Swedish Krona	Buy	9/21/16	547,371	548,962	(1,591)
	Swedish Krona	Sell	9/21/16	1,044,865	1,060,579	15,714
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	10,660	9,904	756
	British Pound	Buy	9/21/16	512,880	554,909	(42,029)
	Canadian Dollar	Buy	10/19/16	224,548	225,711	(1,163)
	Euro	Buy	9/21/16	482,482	481,108	1,374
	Hong Kong Dollar	Sell	11/16/16	260,467	260,444	(23)
	Japanese Yen	Buy	11/16/16	1,511,445	1,529,525	(18,080)
	New Zealand Dollar	Sell	10/19/16	265,690	264,126	(1,564)
	Polish Zloty	Buy	9/21/16	271,284	263,164	8,120
	Polish Zloty	Sell	9/21/16	271,284	265,029	(6,255)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	503,707	501,910	1,797
	British Pound	Sell	9/21/16	757,234	797,763	40,529
	Canadian Dollar	Buy	10/19/16	1,159,806	1,169,139	(9,333)
	Euro	Buy	9/21/16	1,504,938	1,522,585	(17,647)
	Hong Kong Dollar	Sell	11/16/16	265,937	265,924	(13)
	Indian Rupee	Buy	11/16/16	266,180	266,850	(670)
	Indonesian Rupiah	Buy	11/16/16	261,382	260,735	647
	Japanese Yen	Sell	11/16/16	739,039	749,517	10,478
	New Zealand Dollar	Buy	10/19/16	659,047	645,447	13,600
	Norwegian Krone	Buy	9/21/16	154,659	170,962	(16,303)
	Russian Ruble	Buy	9/21/16	524,174	525,606	(1,432)
	Russian Ruble	Sell	9/21/16	524,174	524,584	410
	Russian Ruble	Buy	12/21/16	256,487	257,598	(1,111)
	Singapore Dollar	Sell	11/16/16	74,411	75,139	728
	Swedish Krona	Sell	9/21/16	720,939	760,329	39,390
	Swiss Franc	Sell	9/21/16	414,779	414,402	(377)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	598,143	593,074	5,069
	British Pound	Sell	9/21/16	51,499	34,913	(16,586)
	Canadian Dollar	Buy	10/19/16	243,769	237,845	5,924
	Euro	Buy	9/21/16	809,123	807,834	1,289
	Euro	Sell	9/21/16	809,123	814,515	5,392
	Japanese Yen	Buy	11/16/16	9,517	8,520	997
	New Zealand Dollar	Sell	10/19/16	724	3,277	2,553
	Norwegian Krone	Buy	9/21/16	31,467	27,524	3,943
	Swedish Krona	Buy	9/21/16	268,202	269,589	(1,387)
	Swedish Krona	Sell	9/21/16	268,202	269,835	1,633
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/16	143,830	146,154	2,324
	British Pound	Sell	9/21/16	116,003	133,590	17,587
	Canadian Dollar	Sell	10/19/16	516,750	517,571	821
	Euro	Buy	9/21/16	146,799	145,799	1,000
	Euro	Sell	9/21/16	146,799	146,962	163
	Israeli Shekel	Buy	10/19/16	6,942	6,792	150
	Japanese Yen	Sell	11/16/16	260,047	263,144	3,097
	Swedish Krona	Sell	9/21/16	64,060	66,306	2,246
UBS AG
	Australian Dollar	Sell	10/19/16	262,738	265,636	2,898
	Canadian Dollar	Buy	10/19/16	266,040	270,755	(4,715)
	Euro	Buy	9/21/16	2,586,002	2,588,846	(2,844)
	Japanese Yen	Sell	11/16/16	243,032	247,410	4,378
	Swedish Krona	Sell	9/21/16	32,024	33,162	1,138
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	403,341	401,654	1,687
	Canadian Dollar	Sell	10/19/16	102,816	104,166	1,350
	Euro	Buy	9/21/16	311,905	312,333	(428)
	Japanese Yen	Buy	11/16/16	1,730,720	1,751,040	(20,320)

Total						$107,674

FUTURES CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	28	$4,172,364	Sep-16	$34,284
Euro-Bund 10 yr (Long)	34	6,347,938	Sep-16	120,716
Euro-Buxl 30 yr (Long)	16	3,444,153	Sep-16	208,303
Euro-Schatz 2 yr (Long)	7	874,591	Sep-16	1,309
Japanese Government Bond 10 yr (Long)	15	21,950,901	Sep-16	(90,724)
Russell 2000 Index Mini (Long)	46	5,698,480	Sep-16	59,012
Russell 2000 Index Mini (Short)	28	3,468,640	Sep-16	(180,264)
S&P 500 Index E-Mini (Long)	111	12,040,725	Sep-16	(20,460)
S&P 500 Index E-Mini (Short)	30	$3,254,250	Sep-16	(96,636)
U.K. Gilt 10 yr (Long)	33	5,699,712	Dec-16	12,498
U.S. Treasury Bond 30 yr (Long)	17	2,896,375	Dec-16	6,341
U.S. Treasury Bond Ultra 30 yr (Long)	11	2,062,156	Dec-16	3,845
U.S. Treasury Bond Ultra 30 yr (Short)	1	187,469	Dec-16	(299)
U.S. Treasury Note 2 yr (Long)	23	5,021,188	Dec-16	2,829
U.S. Treasury Note 2 yr (Short)	1	218,313	Dec-16	(127)
U.S. Treasury Note 5 yr (Long)	48	5,820,000	Dec-16	6,654
U.S. Treasury Note 5 yr (Short)	17	2,061,250	Dec-16	(2,424)
U.S. Treasury Note 10 yr (Long)	50	6,546,094	Dec-16	3,807
U.S. Treasury Note 10 yr (Short)	158	20,685,656	Dec-16	(12,658)
U.S. Treasury Note Ultra 10 yr (Short)	1	144,375	Dec-16	(158)

Total				$55,848

WRITTEN OPTIONS OUTSTANDING at 8/31/16 (premiums $14,409) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Sep-16/$223.00	$29,378	$8,373
SPDR S&P 500 ETF Trust (Call)	Sep-16/222.50	29,435	5,994

Total			$14,367

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$4,218,400	(E)	$(10,829)	9/21/18	3 month USD-LIBOR-BBA	1.12%	$(5,649)
	5,975,200	(E)	12,815	9/21/18	1.12%	3 month USD-LIBOR-BBA	5,477
	9,336,500	(E)	(58,530)	9/21/21	3 month USD-LIBOR-BBA	1.40%	28,188
	2,265,500	(E)	14,523	9/21/21	1.40%	3 month USD-LIBOR-BBA	(6,519)
	49,743,100	(E)	(553,721)	9/21/26	3 month USD-LIBOR-BBA	1.75%	914,695
	12,980,900	(E)	141,560	9/21/26	1.75%	3 month USD-LIBOR-BBA	(241,636)
	1,203,100	(E)	(28,449)	9/21/46	3 month USD-LIBOR-BBA	2.17%	114,884
	826,600	(E)	19,480	9/21/46	2.17%	3 month USD-LIBOR-BBA	(78,998)
	121,700	(E)	419	9/21/26	3 month USD-LIBOR-BBA	1.300%	(1,211)
	242,000		(3)	7/20/26	1.44191%	3 month USD-LIBOR-BBA	(515)
	641,000		(9)	7/26/26	1.482%	3 month USD-LIBOR-BBA	(3,676)

	Total		$(462,744)	$725,040
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(382,146)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(471,584)
	1,000,000	—	11/7/24	(2.2625%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(87,061)
	1,000,000	—	12/8/24	(2.075%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(64,722)
	2,000,000	—	9/8/25	1.765%	USA Non Revised Consumer Price Index- Urban (CPI-U)	31,616
	2,100,000	—	5/6/26	(1.88%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(24,339)
	2,000,000	—	7/8/26	(1.76)	USA Non Revised Consumer Price Index- Urban (CPI-U)	100
baskets	168,774	—	8/2/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF9) of common stocks	206,156
units	4,089	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(270,743)
Barclays Bank PLC
	$2,624,882	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,152)
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(502,268)
	3,600,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(441,022)
	71,952	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(62)
Citibank, N.A.
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	188,781
	1,500,000	—	4/7/26	(1.858%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(17,790)
baskets	54	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(68,950)
shares	113,005	—	10/14/16	(3 month USD-LIBOR-BBA minus 0.10%)	Vanguard FTSE Emerging Markets ETF	72,809
units	1,171	—	11/23/16	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	52,681
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(400,057)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(420,985)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(201,210)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(90,665)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(516,150)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(860,810)
	202,766	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(173)
shares	37,583	—	9/21/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard FTSE Emerging Markets ETF	102,002
shares	18,900	—	6/6/17	(3 month USD-LIBOR-BBA plus 0.25%)	Vanguard FTSE Emerging Markets ETF	38,397
shares	94,529	—	7/3/17	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard FTSE Emerging Markets ETF	171,351
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(58,596)
Goldman Sachs International
	1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(216,296)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(251,726)
	4,400,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(547,391)
	2,900,000	—	4/9/25	(2.055%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(122,015)
	1,500,000	—	3/7/26	(1.8025%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,101)
JPMorgan Chase Bank N.A.
	10,900,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,371,809)
	1,400,000	—	8/7/25	(1.92%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(43,800)
shares	11,620	—	7/14/17	(3 month USD-LIBOR-BBA plus 0.26%)	Vanguard FTSE Emerging Markets ETF	7,292

Total		$—	$(6,572,438)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 25 Index	BBB/P	$7,610	$100,000	6/20/21	100 bp	$1,366
	EM Series 25 Index	BBB/P	17,000	200,000	6/20/21	100 bp	4,606
	EM Series 25 Index	BB/P	27,630	300,000	6/20/21	100 bp	9,038
	EM Series 25 Index	BBB/P	1,208,509	13,065,000	6/20/21	100 bp	398,846
	Credit Suisse International
	CMBX NA A Index	A/P	3,681	100,000	1/17/47	200 bp	(1,361)
	CMBX NA BB Index	—	(3,530)	200,000	5/11/63	(500 bp)	31,115
	CMBX NA BBB- Index	BBB-/P	5,287	108,000	5/11/63	300 bp	(3,712)
	CMBX NA BBB- Index	BBB-/P	11,136	227,000	5/11/63	300 bp	(7,777)
	CMBX NA BBB- Index	BBB-/P	3,218	49,000	1/17/47	300 bp	(1,041)
	CMBX NA BBB- Index	BBB-/P	44,645	604,000	1/17/47	300 bp	(7,853)
	Goldman Sachs International
	CMBX NA BB Index	—	(5,933)	58,000	5/11/63	(500 bp)	4,114
	CMBX NA BB Index	—	(303)	2,000	1/17/47	(500 bp)	44
	CMBX NA BBB- Index	—	(997)	16,000	5/11/63	(300 bp)	336
	CMBX NA BBB- Index	BBB-/P	469	9,000	5/11/63	300 bp	(280)
	CMBX NA BBB- Index	BBB-/P	222	3,000	1/17/47	300 bp	(39)
	CMBX NA BBB- Index	BBB-/P	1,255	18,000	1/17/47	300 bp	(310)
	CMBX NA BBB- Index	BBB-/P	5,907	75,000	1/17/47	300 bp	(612)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	2,600	47,000	5/11/63	300 bp	(1,316)
	CMBX NA BBB- Index	BBB-/P	29,536	350,000	5/11/63	300 bp	375
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(253)
	CMBX NA BBB- Index	BBB-/P	340	13,000	1/17/47	300 bp	(790)
	CMBX NA BBB- Index	BBB-/P	5,289	40,000	1/17/47	300 bp	1,811

	Total		$1,364,014	$426,307

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$5,721	$4,981,680	12/20/20	500 bp	$302,573
	NA HY Series 26 Index	—	48,257	1,988,000	6/20/21	(500 bp)	(59,807)
	NA IG Series 26 Index	BBB/P	(59,305)	5,150,000	6/20/21	100 bp	15,643

	Total		$(5,327)	$258,409

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $177,082,449.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $196,541,588, resulting in gross unrealized appreciation and depreciation of $10,995,643 and $4,344,452, respectively, or net unrealized appreciation of $6,651,191.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $292,000, or 0.2% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$4,699,077	$4,699,077	$276	$—
	Putnam Short Term Investment Fund*	35,007,773	18,539,672	17,479,946	40,141	36,067,499
	Totals	$35,007,773	$23,238,749	$22,179,023	$40,417	$36,067,499
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $586,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $569,675.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 1-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $115,992,139 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific securities or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, and to generate additional income for the portfolio.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,353,790 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,243,098 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,624,798	$443,328	$—
Capital goods	4,336,627	145,933	—
Communication services	2,501,849	531,154	—
Conglomerates	229,982	—	—
Consumer cyclicals	7,203,408	1,119,901	—
Consumer staples	6,323,237	586,661	—
Energy	3,443,465	98,560	—
Financials	15,520,233	1,759,407	—
Health care	7,965,494	250,749	—
Technology	7,342,329	392,609	—
Transportation	1,383,811	463,488	—
Utilities and power	2,174,092	376,821	—
Total common stocks	60,049,325	6,168,611	—
Asset-backed securities	—	292,000	—
Commodity linked notes	—	9,591,246	—
Convertible bonds and notes	—	54,033	—
Convertible preferred stocks	—	47,009	—
Corporate bonds and notes	—	46,469,403	101,005
Foreign government and agency bonds and notes	—	1,586,162	—
Mortgage-backed securities	—	5,708,176	—
Purchased options outstanding	—	708,494	—
Senior loans	—	501,020	—
U.S. government and agency mortgage obligations	—	15,892,577	—
Warrants	—	—	2,047
Short-term investments	36,708,499	19,313,172	—

Totals by level	$96,757,824	$106,331,903	$103,052

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$107,674	$—
Futures contracts	55,848	—	—
Written options outstanding	—	(14,367)	—
Interest rate swap contracts	—	1,187,784	—
Total return swap contracts	—	(6,572,438)	—
Credit default contracts	—	(673,971)	—

Totals by level	$55,848	$(5,965,318)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$418,172	$1,092,143
Foreign exchange contracts	455,855	348,181
Equity contracts	1,420,241	651,420
Interest rate contracts	2,324,730	7,726,183

Total	$4,618,998	$9,817,927

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$200,000
Written equity option contracts (contract amount)		$75,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$90,800,000
Centrally cleared interest rate swap contracts (notional)		$93,500,000
OTC total return swap contracts (notional)		$151,800,000
OTC credit default contracts (notional)		$15,500,000
Centrally cleared credit default contracts (notional)		$16,100,000
Warrants (number of warrants)		300

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$442	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$442
	OTC Total return swap contracts*#	237,872	—	—	314,271	311,750	—	—	—	7,292	—	—	—	—	—	—	—	871,185
	OTC Credit default contracts*#	—	—	—	—	34,645	—	11,727	—	—	—	—	—	—	—	—	—	46,372
	Centrally cleared credit default contracts§	—	—	4,487	—	—	—	—	—	—	—	—	—	—	—	—	—	4,487
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	34,380	—	—	—	—	—	34,380
	Forward currency contracts#	62,624	30,534	—	41,837	40,208	4,418	92,766	10,250	107,579	—	—	—	26,800	27,388	8,414	3,037	455,855
	Purchased options#	175,568	—	—	369,629	—	—	—	—	163,297	—	—	—	—	—	—	—	708,494
	Repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	5,250,000	—	—	—	—	5,250,000

	Total Assets	$476,064	$30,534	$4,929	$725,737	$386,603	$4,418	$104,493	$10,250	$278,168	$—	$34,380	$5,250,000	$26,800	$27,388	$8,414	$3,037	$7,371,215

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	9,386	—	—	—		—	—	—	—	—	—	—	—	—	9,386
	OTC Total return swap contracts*#	1,300,595	944,504	—	86,740	2,490,050	58,596	1,147,529	—	1,415,609	—	—	—	—	—	—	—	7,443,623
	OTC Credit default contracts*#	—	846,893	—	—	89,711	—	9,094	—	—	38,381	—	—	—	—	—	—	984,079
	Centrally cleared credit default contracts§	—	—	22,519	—	—	—	—	—	—	—	—	—	—	—	—	—	22,519
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	115,181	—	—	—	—	—	115,181
	Forward currency contracts#	24,947	37,945	—	30,621	38,154	12,917	41,317	69,114	46,886	—	—	—	17,973	—	7,559	20,748	348,181
	Written options#	—	—	—	—	—	—	—	—	14,367	—	—	—	—	—	—	—	14,367

	Total Liabilities	$1,325,542	$1,829,342	$31,905	$117,361	$2,617,915	$71,513	$1,197,940	$69,114	$1,476,862	$38,381	$115,181	$—	$17,973	$—	$7,559	$20,748	$8,937,336

	Total Financial and Derivative Net Assets	$(849,478)	$(1,798,808)	$(26,976)	$608,376	$(2,231,312)	$(67,095)	$(1,093,447)	$(58,864)	$(1,198,694)	$(38,381)	$(80,801)	$5,250,000	$8,827	$27,388	$855	$(17,711)	$(1,566,121)
	Total collateral received (pledged)##†	$(846,000)	$(1,798,808)	$—	$608,376	$(2,179,967)	$(67,095)	$(1,093,447)	$—	$(1,190,651)	$—	$—	$5,250,000	$—	$—	$—	$—
	Net amount	$(3,478)	$—	$(26,976)	$—	$(51,345)	$—	$—	$(58,864)	$(8,043)	$(38,381)	$(80,801)	$—	$8,827	$27,388	$855	$(17,711)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016